Vessels Under Construction - Additional Information (Details) $ / vessels in Millions	Aug. 20, 2024 vessel m³	Jun. 30, 2025 $ / vessels	Nov. 21, 2024 vessel
Property, Plant and Equipment [Abstract]
Number of vessels to build | vessel	2		2
Vessels cargo capacity (in cbm) | m³	48,500
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessels		102.9